Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Summary of estimated useful lives
Estimated useful life
Property	20 years
Leasehold improvement	5 years
Vehicles	5 years
Office equipment and furniture	3-5 years